Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [abstract]
Schedule Of Property, Plant and Equipment

	Plant and test equipment	Furniture and equipment	Computer hardware	Leasehold improvements	Construction in progress	Total
Net book value December 31, 2016	$214	$1,270	$182	$308	$2,121	$4,095
Additions	55	233	91	117	2,003	2,499
Disposals	(11)	–	(2)	–	(2,176)	(2,189)
Depreciation	(104)	(338)	(97)	(76)	–	(615)
Foreign exchange	29	22	30	3	–	84
Net book value December 31, 2017	$183	$1,187	$204	$352	$1,948	$3,874

Total cost	$3,604	$5,648	$558	$1,777	$1,948	$13,535
Total accumulated depreciation	(3,421)	(4,461)	(354)	(1,425)	–	(9,661)
Net book value December 31, 2017	$183	$1,187	$204	$352	$1,948	$3,874

Included in construction in progress is $1,342 (2016 - $1,613) relating to capital costs to be transferred to the joint venture project with Enbridge (note 28).

Depreciation of $397  (2016 – $350) was included in selling, general and administrative expenses,  $81 (2016 - $138) in research and product development expenses, and $137  (2016 – $344) in cost of sales.

	Plant and test equipment	Furniture and equipment	Computer hardware	Leasehold improvements	Construction in progress	Total
Net book value December 31, 2015	$301	$1,427	$112	$331	$878	$3,049
Additions	39	219	160	151	1,243	1,812
Disposals	–	(5)	–	–	–	(5)
Depreciation	(100)	(343)	(83)	(168)	–	(694)
Foreign exchange	(26)	(28)	(7)	(6)	–	(67)
Net book value December 31, 2016	$214	$1,270	$182	$308	$2,121	$4,095

Total cost	$3,668	$5,056	$459	$1,660	$2,121	$12,964
Total accumulated depreciation	(3,454)	(3,786)	(277)	(1,352)	–	(8,869)
Net book value December 31, 2016	$214	$1,270	$182	$308	$2,121	$4,095